Long-term borrowings	12 Months Ended
Dec. 31, 2018
Long-term borrowings
Long-term borrowings

19.Long-term borrowings

In December 2017, the Company entered into a 5-year US$1,000,000 term and revolving credit facilities agreement with a group of 24 arrangers. The facilities were priced at 115 basis points over LIBOR. The use of proceeds of the facilities was intended for general corporate purposes. In June 2018, the Company drew down US$450,000 under the facility commitment, and the borrowings will be due in 2022.